Brian Link	December 5, 2024
Managing Director	VIA EDGAR
T 617-821-5257
Brian.link@statestreet.com	U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
State Street Corporation
One Congress Street
Boston, MA 02114-2016	Re: M Fund, Inc. (the “Registrant”)
Registration Nos. 33-95472 and 811-9082
statestreet.com	Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 (the “1934 Act”) and on behalf of the above referenced Registrant, we hereby submit for filing by direct electronic transmission (EDGAR) the following preliminary proxy materials in connection with the Registrant’s Special Meeting of Shareholders scheduled to be held on January 21, 2025: (i) Schedule 14A Information sheet; (ii) Notice; (iii) Proxy Statement; (iv) Proxy; and (v) Proxy Card. No filing fee is required.

Please do not hesitate to contact the undersigned at (617) 821-5257 if you have any comments or questions regarding this filing.

Very truly yours,

/s/ Brian F. Link

Brian F. Link, Esq.

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